EXPLANATORY NOTE

Bragg Capital Trust

Incorporated herein by reference is the definitive version of the prospectus for the Queens Road Small Cap Value Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on June 21, 2019 (SEC Accession No. 0001398344-19-010876).